WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.9%
	BELGIUM — 5.8%
2,292	D'ieteren Group	$445,974
2,530	KBC Group N.V.	173,835
		619,809
	CANADA — 6.2%
4,910	Brookfield Asset Management Ltd. - Class A	160,655
4,300	Brookfield Corp.	140,137
3,440	Canadian Natural Resources Ltd.	190,404
1,780	CGI, Inc.*	171,361
		662,557
	CHINA — 4.9%
1,790	Baidu, Inc. - ADR*	270,147
61,000	China Mengniu Dairy Co., Ltd.*	250,066
		520,213
	FRANCE — 1.7%
980	Capgemini S.E.	182,116
	GERMANY — 7.1%
9,550	Deutsche Telekom A.G.	231,414
5,550	Infineon Technologies A.G.	227,908
1,590	Merck KGaA	296,427
		755,749
	HONG KONG — 3.8%
17,170	AIA Group Ltd.	180,068
20,440	Techtronic Industries Co., Ltd.	221,470
		401,538
	INDIA — 6.3%
19,590	ICICI Bank Ltd. - ADR	422,752
4,400	Reliance Industries Ltd. - GDR	248,243
		670,995
	IRELAND — 5.7%
1,540	ICON PLC*	328,928
1,470	Trane Technologies PLC	270,451
		599,379
	ISRAEL — 3.5%
40,570	Israel Discount Bank Ltd. - Class A	199,290
760	Nice Ltd. - ADR*	173,956
		373,246

WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 18.2%
2,500	Advantest Corp.	$231,766
8,700	Bandai Namco Holdings, Inc.	187,565
6,200	FUJIFILM Holdings Corp.	314,731
5,800	Recruit Holdings Co., Ltd.	159,552
3,670	Sony Group Corp. - ADR	332,685
6,700	Square Enix Holdings Co., Ltd.	321,973
7,200	TechnoPro Holdings, Inc.	199,699
1,500	Tokyo Electron Ltd.	183,249
		1,931,220
	MEXICO — 6.7%
12,680	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	157,739
11,460	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	222,974
38,770	Grupo Financiero Banorte S.A.B. de C.V. - Class O	326,813
		707,526
	NORWAY — 1.4%
8,210	Mowi A.S.A.	151,852
	RUSSIA — 0.0%
8,120	HeadHunter Group PLC - ADR*,1	—
34,600	Sberbank of Russia PJSC - ADR*,1	—
		—
	SWEDEN — 6.3%
22,410	Atlas Copco A.B. - A Shares	283,898
7,330	Getinge A.B. - B Shares	178,766
9,870	Sandvik A.B.	209,498
		672,162
	SWITZERLAND — 5.9%
910	Chubb Ltd.	176,704
50,700	Glencore PLC*	291,753
540	Roche Holding A.G.	154,293
		622,750
	TAIWAN — 1.8%
2,040	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	189,761
	THAILAND — 2.5%
2,270	Fabrinet*	269,585
	UNITED ARAB EMIRATES — 2.2%
75,770	Network International Holdings PLC*	228,824

WCM Focused International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 3.8%
3,040	AstraZeneca PLC - ADR	$211,006
6,000	RELX PLC - ADR	194,640
		405,646
	UNITED STATES — 3.1%
6,630	Schlumberger N.V.	325,533
	TOTAL COMMON STOCKS
	(Cost $11,112,202)	10,290,461

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 2.8%
296,412	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.59%[2]	296,412
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $296,412)	296,412
	TOTAL INVESTMENTS — 99.7%
	(Cost $11,408,614)	10,586,873
	Other Assets in Excess of Liabilities — 0.3%	31,967
	TOTAL NET ASSETS — 100.0%	$10,618,840

ADR – American Depository Receipt
GDR – Global Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Total Net Assets. The total value of these securities is $0.
[2]	The rate is the annualized seven-day yield at period end.